Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC		25.00%	25.00%	25.00%	25.00%
Withholding income tax percentage					10.00%
Percentage of share holding in FIE					25.00%
Withholding tax amount		¥ 0		¥ 0
Income Tax Expense (Benefit)		¥ 376	$ 59	999	¥ 0
HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	16.50%
HONG KONG [Member] | Inland Revenue, Hong Kong [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Withholding income tax percentage					5.00%
CHINA [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC					25.00%
Preferential tax rate					15.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC		17.00%	17.00%
Withholding income tax percentage		0.00%	0.00%
Income Tax Expense (Benefit)		¥ 300		¥ 1,000
Assessable profits on the first HK$2 million [Member] | HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	8.25%
Assessable profits in excess of HK$2 million [Member] | HONG KONG [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate of the PRC	16.50%